TOWERJAZZ PANASONIC SEMICONDUCTOR CO., LTD. ESTABLISHMENT (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Gain on acquisition			$ 166,404
TPSCo [Member]
Business Acquisition [Line Items]
Current assets	$ 91,414
Machinery and equipment	245,278
Intangible assets	24,520
Total assets as of acquisition date	361,212
Current liabilities	1,426
Long-term Loan	85,249
Deferred tax liability	93,602
Total liabilities as of acquisition date	180,277
Total net assets acquired	180,935
The fair value non-controlling interests in TPSCo	7,120
Tower's consideration	7,411
Gain on acquisition	$ 166,404
Percentage of interests acquired	51.00%